RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of Related Party Transactions and Balances
	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Salaries, benefits, and consulting fees	$265	$163	$500	$333
Share-based payments	415	189	903	376
	$680	$352	$1,403	$709

Schedule of Due to Related Parties
	June 30, 2021	December 31, 2020
Oniva International Services Corp.	$156	$106
Silver Wolf Exploration Ltd.	(46)	48
Intermark Capital Corp.	21	-
Directors	48	-
	$179	$154

Schedule of Related Party Transactions with Oniva
	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Salaries and benefits	$187	$137	$378	$318
Office and miscellaneous	77	69	182	165
	$264	$206	$560	$483